Annual Total Returns - Class II	Jun. 30, 2021
Delaware Ivy VIP Asset Strategy
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Class II)
2011	(7.21%)
2012	19.18%
2013	25.13%
2014	(5.26%)
2015	(8.35%)
2016	(2.57%)
2017	18.27%
2018	(5.44%)
2019	21.78%
2020	13.88%
Delaware Ivy VIP Balanced
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Class II)
2011	3.31%
2012	11.75%
2013	23.70%
2014	7.57%
2015	(0.32%)
2016	2.03%
2017	11.37%
2018	(3.24%)
2019	22.09%
2020	14.11%